Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2016
Vessels, Net [Abstract]
Schedule of Vessels, Net

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2014	$387,777	$(67,548)	$320,229
Additions	99,363	(19,400)	79,963
Balance at December 31, 2015	$487,140	$(86,948)	$400,192
Additions	500	(11,136)	(10,636)
Balance at June 30, 2016	$487,640	$(98,084)	$389,556